Summary of Significant Accounting Policies - Schedule of the change in the Company's allowance for doubtful accounts (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Balance, beginning of year	$ 843	$ 5,300
Charges	823	649
Write-offs	(619)	(4,702)
Other	168	(404)
Balance, end of year	$ 1,215	$ 843